Commitments for Expenditure (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Purchase of switch (25.8kV Eco) 11,395 [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 40,226	₩ 40,226
Commitments for Expenditure balance		28,072
Purchase of switch (25.8kV Eco) 12,450 [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	50,526
Commitments for Expenditure balance	35,494
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	50,256	50,256
Commitments for Expenditure balance	42,857	50,256
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	42,500	42,500
Commitments for Expenditure balance	29,987	42,500
Purchase of GIS (362KV 6300A 63KA) 23CB – YoungseoS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	34,500
Commitments for Expenditure balance	34,500
Purchase of GIS (362KV 6300A 63KA) 26CB – Shin-gosungS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,950	36,950
Commitments for Expenditure balance		19,897
Purchase of GIS (362KV 6300A 63KA) 26CB – HwasungS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,000
Commitments for Expenditure balance	29,231
Purchase of GIS (362KV 6300A 63KA) 27CB – KwangyangS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,476	37,476
Commitments for Expenditure balance	18,044	27,760
Purchase of GIS (362KV 6300A 63KA) and 1 other 18CB – BukbusanS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	34,000	34,000
Commitments for Expenditure balance		20,766
Purchase of GIS (800KV 8000A 50KA) 10CB – Shin-JungbuS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	63,730	63,730
Commitments for Expenditure balance	44,955	63,730
Purchase of transformer (765/345/23kV 666.7MVA, 2TANK) 6 units – Shin-JungbuS/S [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,500	37,500
Commitments for Expenditure balance	37,500	37,500
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,500,000M [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	71,986	71,986
Commitments for Expenditure balance		50,593
Purchase of Concrete Poles (10M, 350KGF) 104,755 and 6 others [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	129,175	129,175
Commitments for Expenditure balance		105,905
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,645,000M [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	78,076
Commitments for Expenditure balance	76,762
Purchase of Concrete Poles (10M, 350KGF) 121,900 and 6 others [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	133,387
Commitments for Expenditure balance	112,981
Advanced E-Type low voltage electricity meter 1,600,000 units [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	65,408
Commitments for Expenditure balance	64,592
Purchase of Ground Switch (44-D-A125, 600AX4) and 1 other 4,016 units [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	56,482
Commitments for Expenditure balance	55,990
Construction of Shin-Kori units (#3,4) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	7,363,514	6,856,150
Commitments for Expenditure balance	93,637
Construction of Shin-Kori units (#5,6) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	8,625,387	8,625,387
Commitments for Expenditure balance	6,757,146	7,286,503
Construction of Shin-Hanwool units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	7,982,342	7,982,342
Commitments for Expenditure balance	1,015,813	1,157,700
Construction of Shin-Hanwool units (#3,4) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	8,261,818	8,261,818
Commitments for Expenditure balance	8,097,056	8,170,896
Construction of Yeosu thermal power units (#1) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	174,291	174,291
Commitments for Expenditure balance		1,139
Other 27 contracts [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	262,400	430,204
Commitments for Expenditure balance	114,041	222,555
Purchase of main machine for construction of Seoul Combined units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	361,203	360,500
Commitments for Expenditure balance	99,031	300,663
Construction of Seoul Combined units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	227,685	225,205
Commitments for Expenditure balance	60,568	129,589
Electricity construction of Shin-Boryeong units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	379,115	354,740
Commitments for Expenditure balance		26,878
Purchase of smoke eliminating machine for construction of Shin-Boryeong units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	169,544	121,093
Commitments for Expenditure balance	36,417	2,023
Purchase of coal handling machine for construction of Shin-Boryeong units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	146,353	146,353
Commitments for Expenditure balance		3,543
Service of designing Shin-Boryeong units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	127,810	126,038
Commitments for Expenditure balance	16,371	24,333
Purchase of main machine for construction of Shin-Boryeong units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	866,065	851,132
Commitments for Expenditure balance	4,981	10,746
Construction of Shin-Boryeong units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	316,190	288,438
Commitments for Expenditure balance	23,100	17,828
Purchase of furnace for construction of Shin-Seocheon thermal power plant [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	302,030
Commitments for Expenditure balance	222,555
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	104,402
Commitments for Expenditure balance	83,522
Electricity construction of Shin-Seocheon thermal power plant [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	200,453
Commitments for Expenditure balance	196,993
Purchase of main machine for Jeju LNG combined [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	166,287
Commitments for Expenditure balance	15,409
Purchase of coal handling machine for construction of Taean (#9,10) and IGCC units (conditional contract for installation) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	193,375	192,945
Commitments for Expenditure balance	5,129	38,218
Purchase of furnace for construction of Taean units (#9,10) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	566,945	584,148
Commitments for Expenditure balance	33,817	46,059
Service of designing Taean units (#9,10) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	111,322	109,700
Commitments for Expenditure balance	13,671	18,981
Purchase of desulfurization machine for construction of Taean units (#9,10) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		92,086
Commitments for Expenditure balance		1,017
Purchase of turbine generator for construction of Taean units (#9,10) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	205,267	228,794
Commitments for Expenditure balance	550	6,788
Purchase of combined generating machine for construction of Taean IGCC units [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	190,923	208,972
Commitments for Expenditure balance		2,102
Purchase of oxygen plant for construction of Taean IGCC units [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	94,564	98,979
Commitments for Expenditure balance	199	221
Service of designing Taean IGCC plant units [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	44,802	44,802
Commitments for Expenditure balance	2,669	3,342
Purchase of gasification plant for construction of Taean IGCC units [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	456,037	457,991
Construction of Samcheok units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	488,347	457,943
Commitments for Expenditure balance		15,851
Purchase of furnace for construction of Samcheok units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	1,082,641	1,091,303
Commitments for Expenditure balance	5,963	51,594
Purchase of coal handling machine for construction of Samcheok units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	304,924	303,273
Commitments for Expenditure balance	52,362	155
Service of designing Samcheok units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	114,047	114,047
Commitments for Expenditure balance	4,745	36,510
Purchase of main equipment [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	168,076	152,286
Commitments for Expenditure balance		39,248
Landscaping construction and other [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	63,110
Construction of yard for Andong natural gas power plant [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	41,961	41,961
Commitments for Expenditure balance		2,600
Purchase of turbine main equipment for Samcheok units (#1,2) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	215,333
Commitments for Expenditure balance	874
Service of designing Dangjin units (#9,10) [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 122,426	122,426
Commitments for Expenditure balance		₩ 6,125